Scudder
Tax Managed
Growth Fund

Annual Report
October 31, 1998


Pure No-Load(TM) Funds


A pure no-load(TM) (no sales charges) mutual fund, which seeks long-term growth of capital on an after-tax basis through diversified investment in U.S. equity securities.


SCUDDER       (logo)

                         Scudder Tax Managed Growth Fund

--------------------------------------------------------------------------------
Date of Inception:  9/18/98     Total Net Assets as of 10/31/98:  $2.29 million
--------------------------------------------------------------------------------

o Scudder Tax Managed Growth Fund returned 6.08% for the abbreviated fiscal period from September 18, 1998 to October 31, 1998.

o Management follows a disciplined approach to selecting attractive growth stocks and managing a tax-efficient portfolio, as it pursues its goal of seeking long-term growth of capital on an after-tax basis from large-cap stocks with above-average return potential.

o At the end of the period, the portfolio was broadly diversified with 126 securities and no position greater than 2% of assets. The Fund's median market-cap was $2.7 billion, which compares to the $3.4 billion market-cap of the unmanaged Russell 1000 Index.



                                Table of Contents

   3  Letter from the Fund's President   18  Financial Highlights
   4  Portfolio Summary                  19  Notes to Financial Statements
   5  Portfolio Management Discussion    22  Report of Independent Accountants
   7  Glossary of Investment Terms       24  Trustees and Officers
   8  Investment Portfolio               25  Investment Products and Services
  15  Financial Statements               26  Scudder Solutions


                      2 - Scudder Tax Managed Growth Fund

                        Letter from the Fund's President

Dear Shareholders,

     We are pleased to present the first report to shareholders for the abbreviated fiscal period from the Fund's commencement of operations on September 18, 1998 to October 31, 1998.

     While this is a very short period to report on the Fund's activities, it provides an opportunity to highlight the Fund's tax managed approach to seeking long-term growth of capital through equity investments in medium- to large-sized U.S. companies. To that end, we have included a discussion with your Fund's managers, Phil Fortuna, Mac Eysenbach, and Rob Tymoczko, which begins on page 5.

     In the interview, the Fund's managers describe how their investment process -- unlike that used in managing many other mutual funds -- is designed to maximize shareholders' after-tax returns by systematically analyzing each stock's potential return on an after-tax basis. They also discuss their use of a quantitative multi-factor valuation model and their approach to risk control.

     For those of you who are interested in new Scudder funds, we recently introduced two international funds: Scudder International Growth Fund -- which seeks to invest in high growth opportunities in both developed and developing markets, and Scudder International Value Fund -- which seeks to invest in undervalued foreign securities. For further information on these new funds, please call Scudder Investor Information at 1-800-225-2470.

     Thank you for your interest in Scudder Tax Managed Growth Fund. If you have any questions about your Fund, please call Scudder Investor Information at the number above or visit our Internet Web site at www.scudder.com.

     Sincerely,

     /s/Daniel Pierce

     Daniel Pierce
     President,
     Scudder Tax Managed Growth Fund

                      3 - Scudder Tax Managed Growth Fund

                    Portfolio Summary as of October 31, 1998

---------------
Diversification
---------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the table below.

       Common Stock                         94%
       Short-Term Investments                6%
   ---------------------------------------------
                                           100%
   ---------------------------------------------

   Management pursues a fully invested approach to seeking long-term growth of capital from mid- and large-cap stocks on an after tax basis.


------------------------------
Sectors
(Excludes 6% Cash Equivalents)
------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the table below.

       Financial                            23%
       Consumer Discretionary               17%
       Manufacturing                        14%
       Health                                9%
       Utilities                             7%
       Technology                            6%
       Service Industries                    6%
       Durables                              4%
       Transportation                        3%
       Other                                11%
   ---------------------------------------------
                                           100%
   ---------------------------------------------

   The Fund's sector allocations are the result of individual stock selections, rather than bets on specific industry sectors.

---------------------------
Ten Largest Equity Holdings
(15% of Portfolio)
---------------------------

     1.  American National Insurance Co.
         Provider of various types of insurance
         and financial services
     2.  Litton Industries, Inc.
         Manufacturer of advanced electronics, defense, marine, technology based information systems and products
     3.  Dow Chemical Co.
         Chemical producer
     4.  Knight Ridder, Inc.
         Communications company
     5.  Vulcan Materials Co.
         Manufacturer of aggregates and
         chemicals
     6.  Unitrin, Inc.
         Provider of life and health insurance,
         property and casualty insurance, and
         consumer finance services
     7.  Johnson Controls, Inc.
         Markets automotive systems and
         building controls
     8.  U.S. Trust Corporation
         Provider of investment management,
         fiduciary, and private banking services
     9.  Transamerica Corp.
         Provider of insurance and financial
         services
    10.  Texas Utilities Co., Inc.
         Holding company for energy service
         companies

    The Fund's top holdings are the result of a proprietary, quantitative approach to identifying attractively valued growth stocks with above-average return potential.


For more complete details about the Fund's investment portfolio, see page 8. A quarterly Fund Summary and Portfolio Holdings are available upon request.


                      4 - Scudder Tax Managed Growth Fund

                         Portfolio Management Discussion

We recently spoke with the Fund's portfolio management team -- Phil Fortuna, Mac Eysenbach, and Rob Tymoczko -- about their approach to managing this Fund. Highlights of the discussion are listed below.

Q: What does Scudder Tax Managed Growth Fund invest in?

A: The Fund seeks long-term growth of capital through equity investments in medium- to large-sized U.S. companies. We focus on selecting investments from the 1000 largest U.S. companies, as represented by the unmanaged Russell 1000 Index.

Q: Why did Scudder decide to introduce a series of tax managed funds?

A: Our experience managing other funds, as well as input from existing and potential shareholders, suggested investors would find value in a series of tax managed funds. As mutual fund investors well know, taxes can take a significant bite out of returns each year for taxable investment portfolios. Our research indicates that a tax-sensitive investment approach, which fully incorporates the tax consequences of portfolio turnover, offers the potential to deliver more value to investors for the portion of their equity portfolio not held in an IRA or other tax-deferred retirement account.

Q: How does Scudder's approach to tax management differ from others?

A: Rather than focusing exclusively on non-dividend paying stocks, minimizing portfolio turnover, or indexing, we actively manage the portfolio by taking into consideration the implications of trading activity to maximize after-tax returns. By successfully balancing the expected return trade-offs due to differing tax rates for dividend income, and short- and long-term capital gains, we seek to enhance shareholders' post-tax return potential. By harvesting capital losses and selling lots with the lowest tax potential first, the tax implications of trades can be minimized, resulting in lower average annual distributions.

Q: Given a universe consisting of approximately 1,000 mid- and large-cap U.S. companies, how do you go about assessing each stock's return potential?

A: We rely on a proprietary, quantitative screening process to identify attractively valued stocks with above-average capital appreciation potential. We consider three primary factors: valuation, trends in fundamentals, and price momentum. Our valuation measures tell us how cheap the security is relative to the overall growth stock universe. Sales and earnings trends suggest whether the company's fundamentals are stable, improving or deteriorating. And, price momentum allows us to assess how the market is responding to these fundamentals. Each company is then ranked based on its relative attractiveness.

Q: How are these rankings used to manage a tax-efficient portfolio?

A: We first build a diversified portfolio of attractively rated companies. To limit individual security risk and provide trading flexibility, we typically hold more than 125 securities. On an ongoing basis, we then use a tax-aware portfolio optimization process to determine which securities should be replaced due to diminishing growth prospects, while creating the lowest tax impact for

                      5 - Scudder Tax Managed Growth Fund
shareholders. The process allows us to keep the portfolio focused on attractively rated companies, while managing overall portfolio risk and the tax consequences of portfolio turnover.

Q: What should we expect to see from this approach?

A: As a result of this tax sensitive investment process, investors should see fewer short-term gains, and lower capital gain and dividend income distributions. Keep in mind, however, that our overriding goal is to generate above-average after-tax returns, not minimize taxes. As a result, we will realize gains, but only when we believe it is advantageous to do so on an after-tax basis. Though our emphasis is on risk control, we also expect the Fund to have less downside risk than the typical growth fund.


Q: How is the Fund invested today?

A: Consistent with our disciplines, the Fund is essentially fully invested in equities of medium and large companies. At the end of the period, we held a broadly diversified portfolio of 126 securities with no position greater than 2% of assets. The median market capitalization of the Fund was $2.7 billion, which compares to the $3.4 billion market-cap of the Russell 1000. The typical Fund holding had a P/E of 17x reported earnings versus 20x for the Index.

                               Scudder Tax Managed
                                  Growth Fund:
                          A Team Approach to Investing

   Scudder Tax Managed Growth Fund is managed by a team of Scudder Kemper Investments, Inc. (the "Adviser") professionals, each of whom plays an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders, and other investment specialists who work in our offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging our extensive resources.


   Lead Portfolio Manager Philip S. Fortuna has responsibility for the Fund's day-to-day management and investment strategies. Mr. Fortuna joined the Adviser in 1986 as a manager of institutional equity accounts. Mr. Fortuna is currently director of the Adviser's quantitative group. Portfolio Manager James M. Eysenbach joined the Adviser in 1991 as a senior quantitative analyst. Mr. Eysenbach has more than 10 years of investment management experience, specializing in quantitative research. Portfolio Manager Robert Tymoczko joined the Adviser in 1997 as a quantitative analyst. Mr. Tymoczko has five years of experience in quantitative research and econometric modeling.

                      6 - Scudder Tax Managed Growth Fund

                      Glossary of Investment Terms


GROWTH STOCK               Stock of a company that has displayed greater than
                           average earnings growth and is expected to continue to increase profits rapidly going forward. Stocks of such companies usually trade at higher price relative to earnings (higher P/E) and can exhibit greater price volatility.

MARKET CAPITALIZATION      The value of a company's outstanding shares of
                           common stock, determined by multiplying the number of shares outstanding by the share price
                           (Shares x Price = Market Capitalization). The universe of publicly traded companies is frequently divided into large-, mid-, and small-capitalizations.

OVER/UNDER WEIGHTING       Refers to the allocation of assets -- usually by
                           sector, industry, or country -- within a portfolio relative to a benchmark index, (e.g. the Russell 1000 Index) or an investment universe.

PRICE/EARNINGS RATIO (P/E) A widely used gauge of a stock's valuation that (also "earnings multiple") indicates what investors are paying for a company's earnings on a per share basis. A higher "earnings multiple" indicates a higher expected growth rate and the potential for greater price fluctuations.

QUANTITATIVE MODEL         A systematic approach to evaluating a security based
                           on its financial characteristics.

STANDARD DEVIATION         A statistical measure of the degree to which an
                           investment's return tends to vary from the mean return. Frequently used in portfolio management to measure the variability of past returns and to gauge the likely range of possible future returns.

TAX BASIS                  The price paid by an investor for a stock or
                           bond plus any out-of-pocket expenses such as brokerage commissions. A security's basis is used to determine capital gains or losses for tax purposes when the stock is sold.


(Sources: Scudder Kemper Investments, Inc.; Barron's Dictionary of Finance and Investment Terms)


                       7 - Scudder Tax Managed Growth Fund

                   Investment Portfolio as of October 31, 1998

                                                                                                Principal            Market
                                                                                               Amount ($)           Value ($)
------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments 5.8%
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    ----------
Federal National Mortgage Association, 5.528%** 11/2/1998 (Cost $138,979) ...............        138,979               138,979
                                                                                                                    ----------

                                                                                                 Shares
------------------------------------------------------------------------------------------------------------------------------

Common Stocks 94.2%
------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary 16.5%
Apparel & Shoes 1.2%
Jones Apparel Group, Inc.* ..............................................................            600                10,350
Payless ShoeSource, Inc.* ...............................................................            400                18,775
                                                                                                                    ----------
                                                                                                                        29,125
                                                                                                                    ----------
Department & Chain Stores 6.9%
Best Buy Co., Inc.* .....................................................................            200                 9,600
Federated Department Stores, Inc.* ......................................................            600                23,064
Gap Inc. ................................................................................            300                18,038
Kmart Corp.* ............................................................................            600                 8,475
Neiman Marcus Group, Inc.* ..............................................................            600                13,275
Rite Aid Corp. ..........................................................................            400                15,875
Ross Stores, Inc. .......................................................................            600                19,500
Saks Incorporated* ......................................................................            400                 9,100
TJX Companies, Inc. .....................................................................            500                 9,469
The Limited, Inc. .......................................................................            600                15,375
Whole Foods Market, Inc.* ...............................................................            500                20,031
                                                                                                                    ----------
                                                                                                                       161,802
                                                                                                                    ----------
Home Furnishings 1.6%
Furniture Brands International, Inc.* ...................................................            500                10,750
Mohawk Industries, Inc.* ................................................................            500                15,094
Newell Companies, Inc. ..................................................................            300                13,200
                                                                                                                    ----------
                                                                                                                        39,044
                                                                                                                    ----------
Hotels & Casinos 0.4%
Harrah's Entertainment, Inc.* ...........................................................            600                 8,475
                                                                                                                    ----------
Recreational Products 1.5%
Electronic Arts, Inc.* ..................................................................            600                24,675
Harley-Davidson, Inc. ...................................................................            300                11,625
                                                                                                                    ----------
                                                                                                                        36,300
                                                                                                                    ----------

    The accompanying notes are an integral part of the financial statements.


                       8 - Scudder Tax Managed Growth Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Restaurants 2.4%
Brinker International, Inc.* ............................................................            600                14,513
Cracker Barrel Old Country Stores .......................................................            600                15,525
Outback Steakhouse, Inc.* ...............................................................            800                27,700
                                                                                                                    ----------
                                                                                                                        57,738
                                                                                                                    ----------
Specialty Retail 2.5%
BJ's Wholesale Club, Inc.* ..............................................................            300                10,781
Blyth Industries, Inc.* .................................................................            600                16,574
Family Dollar Stores, Inc. ..............................................................            500                 9,063
Office Depot, Inc.* .....................................................................            600                15,000
OfficeMax, Inc.* ........................................................................            900                 8,213
                                                                                                                    ----------
                                                                                                                        59,631
                                                                                                                    ----------
Consumer Staples 1.9%
Consumer Specialties 0.7%
American Greeting Corp., "A" ............................................................            400                16,050
                                                                                                                    ----------
Food & Beverage 0.6%
Interstate Bakeries Corp. ...............................................................            600                15,038
                                                                                                                    ----------
Textiles 0.6%
WestPoint Stevens, Inc.* ................................................................            500                14,219
                                                                                                                    ----------
Health 8.4%
Biotechnology 0.9%
Biogen, Inc.* ...........................................................................            300                20,850
                                                                                                                    ----------
Health Industry Services 2.2%
Shared Medical Systems Corp. ............................................................            600                29,925
Wellpoint Health Networks, Inc.* ........................................................            300                22,088
                                                                                                                    ----------
                                                                                                                        52,013
                                                                                                                    ----------
Hospital Management 2.6%
Health Management Associates, Inc.* .....................................................            600                10,688
Trigon Healthcare, Inc.* ................................................................            800                30,000
Universal Health Services, Inc.* ........................................................            400                20,525
                                                                                                                    ----------
                                                                                                                        61,213
                                                                                                                    ----------
Medical Supply & Specialty 2.7%
Lincare Holdings, Inc.* .................................................................            500                19,969
STERIS Corp.* ...........................................................................            600                13,800
Sofamor Danek Group, Inc.* ..............................................................            300                30,488
                                                                                                                    ----------
                                                                                                                        64,257
                                                                                                                    ----------

    The accompanying notes are an integral part of the financial statements.


                       9 - Scudder Tax Managed Growth Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Communications 1.8%
Cellular Telephone 0.1%
Leap Wireless International, Inc.* ......................................................             75                   452
                                                                                                                    ----------
Telephone/Communications 1.7%
Alltel Corp. ............................................................................            400                18,725
BellSouth Corp. .........................................................................            300                23,944
                                                                                                                    ----------
                                                                                                                        42,669
                                                                                                                    ----------
Financial 21.2%
Banks 3.6%
Bank United Corp. .......................................................................            300                11,953
Commerce Bankshares, Inc. ...............................................................            500                21,781
Hibernia Corp. ..........................................................................            600                10,013
U.S. Trust Corporation ..................................................................            500                31,844
Washington Federal, Inc. ................................................................            400                10,675
                                                                                                                    ----------
                                                                                                                        86,266
                                                                                                                    ----------
Insurance 10.6%
AFLAC, Inc. .............................................................................            400                15,250
American National Insurance Co. .........................................................            500                42,000
Fremont General Corp. ...................................................................            600                29,625
Jefferson Pilot Corp. ...................................................................            400                24,300
Ohio Casualty Corp. .....................................................................            400                15,100
PMI Group, Inc. .........................................................................            500                25,219
ReliaStar Financial Corp. ...............................................................            500                21,906
Reliance Group Holdings, Inc. ...........................................................            900                12,544
Transamerica Corp. ......................................................................            300                31,200
Unitrin, Inc. ...........................................................................            500                35,563
                                                                                                                    ----------
                                                                                                                       252,707
                                                                                                                    ----------
Consumer Finance 1.0%
SLM Holding Corp. .......................................................................            600                24,038
                                                                                                                    ----------
Other Financial Companies 4.7%
A.G. Edwards, Inc. ......................................................................            600                20,738
Bear Stearns Companies, Inc. ............................................................            600                21,413
CIT Group, Inc. .........................................................................            700                19,119
Legg Mason, Inc. ........................................................................          1,100                29,219
TCF Financial Corporation ...............................................................            900                21,206
                                                                                                                    ----------
                                                                                                                       111,695
                                                                                                                    ----------

    The accompanying notes are an integral part of the financial statements.


                      10 - Scudder Tax Managed Growth Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Real Estate 1.3%
Catellus Development Corp.* .............................................................            900                12,375
Orion Capital Corp. .....................................................................            500                17,094
                                                                                                                    ----------
                                                                                                                        29,469
                                                                                                                    ----------
Media 1.9%
Broadcasting & Entertainment 0.4%
King World Productions, Inc.* ...........................................................            400                10,500
                                                                                                                    ----------
Print Media 1.5%
Knight-Ridder, Inc. .....................................................................            700                35,656
                                                                                                                    ----------
Service Industries 5.6%
EDP Services 1.9%
Fiserv, Inc.* ...........................................................................            300                13,950
Keane, Inc.* ............................................................................            400                13,300
SunGard Data Systems, Inc.* .............................................................            500                16,875
                                                                                                                    ----------
                                                                                                                        44,125
                                                                                                                    ----------
Environmental Services 1.3%
Allied Waste Industries* ................................................................            400                 8,650
Waste Management, Inc. ..................................................................            500                22,563
                                                                                                                    ----------
                                                                                                                        31,213
                                                                                                                    ----------
Investment 1.6%
Donaldson, Lufkin & Jenrette Securities Corp. ...........................................            500                17,875
Paine Webber Group, Inc. ................................................................            600                20,063
                                                                                                                    ----------
                                                                                                                        37,938
                                                                                                                    ----------
Miscellaneous Commercial Services 0.8%
Ciber, Inc.* ............................................................................            300                 5,888
Kelly Services, Inc. "A" ................................................................            400                12,575
                                                                                                                    ----------
                                                                                                                        18,463
                                                                                                                    ----------
Durables 3.7%
Aerospace 0.9%
Northrop Grumman Corp. ..................................................................            100                 7,975
Sundstrand Corp. ........................................................................            300                14,081
                                                                                                                    ----------
                                                                                                                        22,056
                                                                                                                    ----------
Automobiles 1.1%
Genuine Parts Co. .......................................................................            400                12,600
Navistar International Corp.* ...........................................................            600                12,525
                                                                                                                    ----------
                                                                                                                        25,125
                                                                                                                    ----------

    The accompanying notes are an integral part of the financial statements.


                      11 - Scudder Tax Managed Growth Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Construction/Agricultural Equipment 0.7%
PACCAR, Inc. ............................................................................            400                17,450
                                                                                                                    ----------
Leasing Companies 0.6%
Hertz Corp. .............................................................................            400                14,325
                                                                                                                    ----------
Telecommunications Equipment 0.4%
Scientific-Atlanta, Inc. ................................................................            600                 8,963
                                                                                                                    ----------
Manufacturing 12.8%
Chemicals 2.0%
Dow Chemical Co. ........................................................................            400                37,450
Rohm & Haas Co. .........................................................................            300                10,125
                                                                                                                    ----------
                                                                                                                        47,575
                                                                                                                    ----------
Containers & Paper 0.4%
Crown Cork & Seal Co., Inc. .............................................................            300                 9,563
                                                                                                                    ----------
Diversified Manufacturing 2.0%
Cooper Industries, Inc. .................................................................            400                17,650
Pentair, Inc. ...........................................................................            400                15,050
Tyco International Ltd. (New) ...........................................................            228                14,122
                                                                                                                    ----------
                                                                                                                        46,822
                                                                                                                    ----------
Electrical Products 0.4%
Thomas & Betts Corp. ....................................................................            200                 8,938
                                                                                                                    ----------
Industrial Specialty 7.4%
Carlisle Companies, Inc. ................................................................            600                23,175
Centex Corp. ............................................................................            600                20,100
Clayton Homes, Inc. .....................................................................            800                12,350
Cordant Technologies, Inc. ..............................................................            400                16,275
Fleetwood Enterprises ...................................................................            400                12,900
Johns Manville Corp. ....................................................................            600                 7,875
Johnson Controls, Inc. ..................................................................            600                33,735
QUALCOMM, Inc.* .........................................................................            300                16,688
Sherwin-Williams Co. ....................................................................            500                12,594
Teleflex Incorporated ...................................................................            500                19,344
                                                                                                                    ----------
                                                                                                                       175,036
                                                                                                                    ----------
Machinery/Components/Controls 0.6%
Ingersoll-Rand Co. ......................................................................            300                15,150
                                                                                                                    ----------

    The accompanying notes are an integral part of the financial statements.


                      12 - Scudder Tax Managed Growth Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Technology 6.0%
Computer Software 3.2%
Compuware Corp.* ........................................................................            400                21,675
Comverse Technologies, Inc.* ............................................................            600                27,600
Synopsys Inc.* ..........................................................................            600                27,150
                                                                                                                    ----------
                                                                                                                        76,425
                                                                                                                    ----------
Electronic Data Processing 1.1%
Affiliated Computer Services* ...........................................................            400                14,800
Hewlett-Packard Co. .....................................................................            200                12,038
                                                                                                                    ----------
                                                                                                                        26,838
                                                                                                                    ----------
Military Electronics 1.7%
Litton Industries, Inc.* ................................................................            600                39,150
                                                                                                                    ----------
Energy 2.3%
Oil & Gas Production 0.4%
Valero Energy Corporation ...............................................................            400                10,000
                                                                                                                    ----------
Oil Companies 0.7%
Texaco, Inc. ............................................................................            300                17,794
                                                                                                                    ----------
Oil/Gas Transmission 0.6%
El Paso Energy Corporation ..............................................................            400                14,175
                                                                                                                    ----------
Miscellaneous 0.6%
Ipalco Enterprises, Inc. ................................................................            300                13,763
                                                                                                                    ----------
Construction 2.6%
Building Materials 2.2%
LaFarge Corp. ...........................................................................            500                16,844
Vulcan Materials Co. ....................................................................            300                35,588
                                                                                                                    ----------
                                                                                                                        52,432
                                                                                                                    ----------
Building Products 0.4%
Masco Corp. .............................................................................            300                 8,456
                                                                                                                    ----------
Transportation 3.0%
Airlines 1.8%
COMAIR Holdings, Inc. ...................................................................            400                13,150
Continental Airlines Inc. "B"* ..........................................................            400                15,850
Southwest Airlines Co. ..................................................................            600                12,713
                                                                                                                    ----------
                                                                                                                        41,713
                                                                                                                    ----------
Railroads 0.6%
Burlington Northern Santa Fe Corp. ......................................................            500                15,438
                                                                                                                    ----------

    The accompanying notes are an integral part of the financial statements.


                      13 - Scudder Tax Managed Growth Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Trucking 0.6%
CNF Transportation, Inc. ................................................................            500                15,125
                                                                                                                    ----------
Utilities 6.5%
Electric Utilities 5.8%
Allegheny Energy, Inc. ..................................................................            700                21,525
CINergy Corp. ...........................................................................            800                27,600
Carolina Power & Light Co. ..............................................................            600                27,525
DTE Energy Co. ..........................................................................            400                17,050
Texas Utilities Co., Inc. ...............................................................            700                30,625
Western Resources, Inc. .................................................................            400                14,000
                                                                                                                    ----------
                                                                                                                       138,325
                                                                                                                    ----------
Natural Gas Distribution 0.7%
NICOR, Inc. .............................................................................            400                16,950
------------------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $2,085,522)                                                                                2,238,533
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $2,224,501) (a)                                                           2,377,512
------------------------------------------------------------------------------------------------------------------------------

(a) The cost for federal income tax purposes was $2,224,501. At October 31, 1998, net unrealized appreciation for all securities based on tax cost was $153,011. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $188,652 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $35,641.

*     Non-income producing security.

**    Annualized yield at time of purchase, not a coupon rate. (Unaudited)

    The accompanying notes are an integral part of the financial statements.


                      14 - Scudder Tax Managed Growth Fund

                              Financial Statements

                      Statement of Assets and Liabilities
                            as of October 31, 1998

Assets
----------------------------------------------------------------------------------------------------------------------------
                 Investments, at market (identified cost $2,224,501) .....................  $   2,377,512
                 Cash ....................................................................            200
                 Dividends receivable ....................................................          1,195
                 Reimbursement from Adviser ..............................................         40,871
                                                                                            ----------------
                 Total assets ............................................................      2,419,778
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                 Payable for investments purchased .......................................         87,283
                 Other payables and accrued expenses .....................................         43,376
                                                                                            ----------------
                 Total liabilities .......................................................        130,659
                --------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $   2,289,119
                --------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                 Net assets consist of:
                 Undistributed net investment income .....................................          4,314
                 Unrealized appreciation (depreciation) on investment securities .........        153,011
                 Paid-in capital .........................................................      2,131,794
                --------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $   2,289,119
                --------------------------------------------------------------------------------------------
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
                 Net Asset Value, offering and redemption price per share ($2,289,119 /
                    179,789 outstanding shares of beneficial interest, $.01 par value,      ----------------
                    unlimited number of shares authorized) ...............................         $12.73
                                                                                            ----------------

    The accompanying notes are an integral part of the financial statements.


                      15 - Scudder Tax Managed Growth Fund

                             Statement of Operations
                 for the period September 18, 1998 (commencement
                       of operations) to October 31, 1998

Investment Income
----------------------------------------------------------------------------------------------------------------------------
                 Income:
                 Dividends ...............................................................  $       2,105
                 Interest ................................................................          1,236
                                                                                            ----------------
                                                                                                    3,341
                 Expenses:
                 Management fee ..........................................................          1,625
                 Services to shareholders ................................................          4,083
                 Custodian and accounting fees ...........................................          7,438
                 Auditing ................................................................         19,221
                 Registration fees .......................................................          4,108
                 Reports to shareholders .................................................         12,493
                 Legal ...................................................................          2,049
                 Other ...................................................................            848
                                                                                            ----------------
                 Total expenses before reductions ........................................         51,865
                 Expense reductions ......................................................        (49,360)
                                                                                            ----------------
                 Expenses, net ...........................................................          2,505
                --------------------------------------------------------------------------------------------
                 Net investment income (loss)                                                         836
                --------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
----------------------------------------------------------------------------------------------------------------------------
                 Net unrealized appreciation (depreciation) during the period on
                   investments ...........................................................        153,011

                --------------------------------------------------------------------------------------------
                 Net increase (decrease) in net assets resulting from operations            $     153,847
                --------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                      16 - Scudder Tax Managed Growth Fund

                                   Statement of Changes in Net Assets

                                                                                           For the Period
                                                                                            September 18,
                                                                                                1998
                                                                                          (commencement of
                                                                                           operations) to
Increase (Decrease) in Net Assets                                                         October 31, 1998
----------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income ..................................................   $       836
                 Net unrealized appreciation (depreciation) on investment
                    transactions during the period ......................................       153,011
                                                                                            ----------------
                 Net increase (decrease) in net assets resulting from operations ........       153,847
                                                                                            ----------------
                 Fund share transactions:
                 Proceeds from shares sold ..............................................     2,134,072
                                                                                            ----------------
                 Net increase (decrease) in net assets from Fund share transactions .....     2,134,072
                                                                                            ----------------
                 Increase (decrease) in net assets ......................................     2,287,919
                 Net assets at beginning of period ......................................         1,200
                 Net assets at end of period (including undistributed net investment        ----------------
                    income of $4,314) ...................................................   $ 2,289,119
                                                                                            ----------------
Other Information
----------------------------------------------------------------------------------------------------------------------------
                 Increase (decrease) in Fund shares
                 Shares outstanding at beginning of period ..............................           100
                                                                                            ----------------
                 Shares sold ............................................................       179,689
                                                                                            ----------------
                 Shares outstanding at end of period ....................................       179,789
                                                                                            ----------------

    The accompanying notes are an integral part of the financial statements.


                      17 - Scudder Tax Managed Growth Fund

                              Financial Highlights

The following table includes selected data for a share outstanding throughout the period (a) and other performance information derived from the financial statements.

                                                                                                            For the Period
                                                                                                             September 18,
                                                                                                                 1998
                                                                                                           (commencement of
                                                                                                            operations) to
                                                                                                           October 31, 1998
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             ---------------
Net asset value, beginning of period ....................................................................     $12.00
                                                                                                             ---------------
Income from investment operations:
Net investment income ...................................................................................        .01
Net realized and unrealized gain (loss) on investments ..................................................        .72
                                                                                                             ---------------
Total from investment operations ........................................................................        .73
                                                                                                             ---------------
Redemption fee ..........................................................................................         --
                                                                                                             ---------------
Net asset value, end of period ..........................................................................     $12.73
                                                                                                             ---------------
----------------------------------------------------------------------------------------------------------------------------
Total Return (%) (b) ....................................................................................       6.08(c)**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ..................................................................       2.29
Ratio of operating expenses, net to average daily net assets (%) ........................................       1.25*
Ratio of operating expenses, before expense reductions, to average daily net assets (%) .................       25.9*
Ratio of net investment income to average daily net assets (%) ..........................................        .42*
Portfolio turnover rate (%) .............................................................................         --

(a)   Based on monthly average shares outstanding during the period.
(b)   Total return would have been lower had certain expenses not been reduced.
(c) Total return does not reflect the effect to the shareholder of the 2% redemption fee on shares held less than one year.
*     Annualized
**    Not annualized


                      18 - Scudder Tax Managed Growth Fund

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Tax Managed Growth Fund (the "Fund") is a diversified series of Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq Stock Market, Inc. ("Nasdaq"), for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on Nasdaq but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations.
If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities other than money market securities with an original maturity of over sixty days are valued by pricing agents approved by the officers of the Fund, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least the repurchase price.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. The Fund accordingly paid no federal income taxes and no provision for federal income taxes was required.

Redemption Fees. In general, shares of the Fund may be redeemed at net asset value. However, upon the redemption or exchange of shares held by shareholders for less than one year, a fee of 2% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Distribution of Income and Gains. Distributions of net investment income are made annually. During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.


                      19 - Scudder Tax Managed Growth Fund

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the specific identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other. Investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

                      B. Purchases and Sales of Securities

For the period from September 18, 1998 (commencement of operations) to October 31, 1998, purchases of investment securities (excluding short-term investments) aggregated $2,085,522. There were no sales during the period.

                               C. Related Parties

Under the Investment Management Agreement (the "Management Agreement") with Scudder Kemper Investments, Inc. (the "Adviser"), the Adviser directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Adviser determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.80% of the Fund's average daily net assets, computed and accrued daily and payable monthly. In addition, the Adviser has agreed not to impose all or a portion of its management fee until February 28, 1999 in order to maintain the annualized expenses of the Fund at not more than 1.25% of average daily net assets. Accordingly, for the period ended October 31, 1998, the Adviser did not impose any of its fee amounting to $1,625. Further, due to the limitations of such Agreement, the Adviser's reimbursement payable to the Fund for the period ended October 31, 1998, amounted to $40,871.

On September 7, 1998, Zurich Insurance Company ("Zurich"), majority owner of the adviser, entered into an agreement with B.A.T Industries p.l.c. ("B.A.T") pursuant to which the financial services businesses of B.A.T were combined with Zurich's businesses to form a new global insurance and financial services company known as Zurich Financial Services. Upon consummation of the transaction, the Fund's Management Agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board of Trustees of the Fund has approved a new investment management agreement with Scudder Kemper, which is substantially identical to the former Management Agreement, except for the dates of execution and termination. The Board of Trustees of the Fund will seek shareholder approval of the new investment management agreement through a proxy solicitation that is currently scheduled to conclude in mid-December.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the period ended October 31, 1998, SSC did not impose any of its fee, which amounted to $1,352.


                      20 - Scudder Tax Managed Growth Fund

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the period ended October 31, 1998, the Fund did not incur any such fees.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the period ended October 31, 1998, SFAC did not impose any of its fee, which amounted to $5,512.

The Trust pays each Trustee not affiliated with the Adviser an annual retainer, plus specified amounts for attended board and committee meetings. For the period September 18, 1998 (commencement of operations) to October 31, 1998, the Fund did not incur any such fees.


                      21 - Scudder Tax Managed Growth Fund

                        Report of Independent Accountants

To the Trustees of Investment Trust and the Shareholders of Scudder Tax Managed Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Scudder Tax Managed Growth Fund (the "Fund") at October 31, 1998, the results of its operations for the period then ended and the changes in its net assets and financial highlights for the period September 18, 1998 (commencement of operations) to October 31, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 18, 1998


                      22 - Scudder Tax Managed Growth Fund

                                    This Page
                                  intentionally
                                   left blank.



                      23 - Scudder Tax Managed Growth Fund

                              Trustees and Officers

Daniel Pierce*
President and Trustee

Henry P. Becton, Jr.
Trustee; President and General
Manager, WGBH Educational
Foundation

Dawn-Marie Driscoll
Trustee; Executive Fellow, Center
for Business Ethics, Bentley
College; President, Driscoll
Associates

Peter B. Freeman
Trustee; Corporate Director and
Trustee

George M. Lovejoy, Jr.
Trustee; President and Director,
Fifty Associates

Wesley W. Marple, Jr.
Trustee; Professor of Business
Administration, Northeastern
University

Kathryn L. Quirk*
Trustee, Vice President and
Assistant Secretary

Jean C. Tempel
Trustee; Managing Partner,
Technology Equity Partners

Bruce F. Beaty*
Vice President

Philip S. Fortuna*
Vice President

William F. Gadsden*
Vice President

Robert T. Hoffman*
Vice President

Thomas W. Joseph*
Vice President

Valerie F. Malter*
Vice President

Ann M. McCreary*
Vice President

Thomas F. McDonough*
Vice President and Secretary

John R. Hebble*
Treasurer

Caroline Pearson*
Assistant Secretary

                        *Scudder Kemper Investments, Inc.


                      24 - Scudder Tax Managed Growth Fund

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
     Prime Reserve Shares*
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series--
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder Corporate Bond Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Dividend & Growth Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Equity
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Value Fund
    Scudder International Growth and Income Fund
    Scudder International Fund++
    Scudder International Growth Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund

Preferred Series
----------------
  Scudder Tax Managed Growth Fund
  Scudder Tax Managed Small
    Company Fund


Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ***Only the Scudder Shares of the Fund are part of the Scudder Family of Funds. ++Only the International Shares of the Fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

                      25 - Scudder Tax Managed Growth Fund

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which money is            Lets you purchase Scudder fund shares
          electronically debited from your bank account monthly to     electronically, avoiding potential mailing delays;
          regularly purchase fund shares and "dollar cost average"     money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from a previously designated bank
          fewer when it's higher, which can reduce your average        account.
          purchase price over time.*

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          * Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
            Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- www.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you previously designated.

          Distributions Direct

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                      26 - Scudder Tax Managed Growth Fund


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 8,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          800 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:
          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago             San Francisco
                   Investor.Relations@scudder.com                Boston                New York


                      27 - Scudder Tax Managed Growth Fund

About the Fund's Adviser

Scudder Kemper Investments, Inc., is one of the largest and most experienced investment management oganizations worldwide, managing more than $230 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts. It is one of the ten largest mutual fund companies in the United States.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded 79 years ago as one of the nation's first investment counsel organizations, joined the Zurich Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Group. The Zurich Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.


This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.


SCUDDER

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